              As Filed with the Securities and Exchange Commission
                                 on July 9, 2002

                        Securities Act File No. 333-64554
                    Investment Company Act File No. 811-10435


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [x]


                           Pre-Effective Amendment No. 2                  [x]


                           Post-Effective Amendment No.                   [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [x]


                                     Amendment No. 2                      [x]

                        (Check appropriate box or boxes)
                        Credit Suisse Strategic Small Cap
                                   Fund, Inc.
                 (formerly known as Credit Suisse Warburg Pincus
                           Small Company Fund, Inc.)
                -------------------------------------------------



               (Exact Name of Registrant as Specified in Charter)

         466 Lexington Avenue
          New York, New York                                  10017-3147
  ------------------------------------                    ----------------
(Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:              (212) 878-0600


                                Hal Liebes, Esq.
                  Credit Suisse Strategic Small Cap Fund, Inc.
                -----------------------------------------------


                              466 Lexington Avenue
                          New York, New York 10017-3147
                    (Name and Address of Agent for Services)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

                  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                  Title of Securities Being Registered: Common Stock, $.001 par value per share.

                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Prospectus

CLASS A, B AND C SHARES

Subject to completion, dated July 9, 2002

- CREDIT SUISSE
  STRATEGIC SMALL CAP FUND

As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

[SIDENOTE]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                    CONTENTS


KEY POINTS                                                                4
  Goal and Principal Strategies                                           4
  A Word About Risk                                                       4
  Investor Profile                                                        5

PERFORMANCE SUMMARY                                                       6

INVESTOR EXPENSES                                                         7

THE FUND IN DETAIL                                                        9
  The Management Firm                                                     9
  Multi-Class Structure                                                   9
  Fund Information Key                                                    9
  Goal and Strategies                                                    10
  Portfolio Investments                                                  11
  Risk Factors                                                           11
  Portfolio Management                                                   11
  Financial Highlights                                                   12

PRIOR PERFORMANCE INFORMATION OF CSAM                                    13

MORE ABOUT RISK                                                          14
  Introduction                                                           14
  Types of Investment Risk                                               14
  Certain Investment Practices                                           16

MEET THE MANAGERS                                                        18

MORE ABOUT YOUR FUND                                                     19
  Share Valuation                                                        19
  Distributions                                                          19
  Taxes                                                                  19
  Statements and Reports                                                 20

CHOOSING A CLASS OF SHARES                                               21

BUYING AND SELLING SHARES                                                22

SHAREHOLDER SERVICES                                                     23

OTHER POLICIES                                                           24

OTHER SHAREHOLDER INFORMATION                                            25

OTHER INFORMATION                                                        30
  About the Distributor                                                  30

FOR MORE INFORMATION                                             back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

FUND/GOAL              PRINCIPAL STRATEGIES               PRINCIPAL RISK FACTORS
STRATEGIC SMALL CAP    - Invests at least 80% of its net  - Market risk
FUND                     assets plus any borrowings for   - Non-diversified
                         investment purposes in equity      status
Capital appreciation     securities of small U.S          - Special-situation
                         companies                          companies
                       - Seeks to identify through a      - Start-up and other
                         bottom-up investment approach      small companies
                         fundamentally strong and
                         dynamic companies trading at a
                         discount to their projected
                         growth rates or intrinsic asset
                         values

-    A WORD ABOUT RISK

    All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

    Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

    Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

    The market value of a security may move fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

    The fund is considered non-diversified under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its investments than portfolios that are more broadly diversified.

SPECIAL-SITUATION COMPANIES

    "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES

    Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

-    INVESTOR PROFILE

    THIS FUND IS DESIGNED FOR INVESTORS WHO:

-   have longer time horizons

- are willing to assume the risk of losing money in exchange for attractive potential long-term returns

-   are investing for growth or capital appreciation

-   want to diversify their investments with stock funds

    IT MAY NOT BE APPROPRIATE IF YOU:

-   are investing for a shorter time horizon

-   are uncomfortable with an investment that will fluctuate in value

-   are looking for income

    You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has not yet commenced operations, no performance information is available as of the date of this PROSPECTUS. Prior performance information of certain accounts managed by Credit Suisse Asset Management, LLC, the fund's investment adviser, can be found under "Prior Performance Information of CSAM" later in this PROSPECTUS.

                                INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated expenses for the fiscal year ending October 31, 2002.

-------------------------------------------------------------------------------------------------
  STRATEGIC SMALL CAP FUND                                  CLASS A(1)  CLASS B(2)     CLASS C
-------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
-------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                        5.75%       NONE          NONE
-------------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage of
   original purchase price or redemption proceeds,
   as applicable)                                             NONE           4%(3)         1%(4)
-------------------------------------------------------------------------------------------------
  Maximum sales charge (load) on reinvested distributions
   (as a percentage of offering price)                        NONE        NONE          NONE
-------------------------------------------------------------------------------------------------
  Redemption fees                                             NONE        NONE          NONE
-------------------------------------------------------------------------------------------------
  Exchange fees                                               NONE        NONE          NONE
-------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
-------------------------------------------------------------------------------------------------
  Management fee                                               .95%        .95%          .95%
-------------------------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                         .25%       1.00%         1.00%
-------------------------------------------------------------------------------------------------
  Other expenses                                              1.01%       1.01%         1.01%
-------------------------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES*                       2.21%       2.96%         2.96%
-------------------------------------------------------------------------------------------------

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within one year of purchase. See "Other Shareholder Information."

(2) Class B shares of the fund automatically convert to Class A shares after eight years. The effect of the automatic conversion feature is reflected in the Examples that follow. See "Other Shareholder Information."

(3) 4% during the first year decreasing 1% annually to 0% after the fourth year.

(4) 1% during the first year.

* Total annual fund operating expenses are based on estimated amounts of other expenses to be changed in the current fiscal year. PFPC, the fund's administrator, has agreed to waive its fee during the first 36 months of the fund's operation for any month when the assets of the fund are below $40 million. Fee waivers and expense reimbursements or credits may reduce some expenses during 2002 but may be discontinued at any time:

  EXPENSES AFTER
  WAIVERS AND
  REIMBURSEMENTS                                         CLASS A    CLASS B     CLASS C

  Management fee                                           .22%       .22%        .22%

  Distribution and service (12b-1) fee                     .25%      1.00%       1.00%

  Other expenses                                           .93%       .93%        .93%
                                                          ----       ----        ----
  NET ANNUAL FUND OPERATING EXPENSES                      1.40%      2.15%       2.15%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually and expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits). Based on these assumptions, your cost would be:

----------------------------------------------------------------------------------
  STRATEGIC SMALL CAP FUND                                 ONE YEAR   THREE YEARS
----------------------------------------------------------------------------------
  CLASS A (with or without redemption)                       $786       $1,226
----------------------------------------------------------------------------------
  CLASS B (redemption at end of period)                      $699       $1,115
----------------------------------------------------------------------------------
  CLASS B (no redemption)                                    $299       $  915
----------------------------------------------------------------------------------
  CLASS C (redemption at end of period)                      $399       $  915
----------------------------------------------------------------------------------
  CLASS C (no redemption)                                    $299       $  915
----------------------------------------------------------------------------------

                               THE FUND IN DETAIL

-  THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

  - Investment adviser for the fund

  - Responsible for managing the fund's assets according to its goal and strategy

  - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

  - Credit Suisse Asset Management companies manage approximately $78 billion in the U.S. and $303 billion globally

  - Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients

  - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

    For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this PROSPECTUS.

-    MULTI-CLASS STRUCTURE

    This PROSPECTUS describes Class A, Class B and Class C shares of the fund. Each class has its own fees and expenses, offering you a choice of cost structures.

-    FUND INFORMATION KEY

    A concise description of the fund begins on the next page. It provides the following information:

GOAL AND STRATEGIES

    The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

    The principal types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

    The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

    The individuals designated by the investment adviser to handle the fund's day-to-day management.

INVESTOR EXPENSES

    Expected expenses for the 2002 fiscal period. Actual expenses may be higher or lower.

  - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the fund. Expressed as a percentage of average net assets after waivers.

  - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

  - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS

    As the fund has not yet commenced operations, no financial information is available as of the date of this PROSPECTUS.

-    GOAL AND STRATEGIES

    The fund seeks capital appreciation. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small U.S. companies. The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders of the fund prior to any such change.

    The portfolio managers use a bottom-up investment approach to identify fundamentally strong and dynamic companies trading at a discount to their projected growth rates or intrinsic asset values (I.E., the present value of the future cash flows that it will generate).

    In choosing securities, the managers look at a number of factors, including:

  - price/earnings growth

  - revenue growth

  - asset/book value

  - strong returns on capital

  - reliability and effectiveness of management

  - whether the price of the security is attractive as compared to its competitors

    For risk management purposes, the managers monitor the fund's sector weightings and its growth-versus-value profile. The fund will seek capital appreciation by taking advantage of both growth and value opportunities, based on the managers' view of individual companies. The fund is not required to maintain any specific portion of its assets in growth or value stocks and the portion of the fund's assets invested in either will vary depending on market conditions.

    The portfolio managers generally will sell stocks when there has been a fundamental change in the company's prospects or where price appreciation brings its expectation of profit growth to a rate at or below that implied by the current market value. The portfolio managers may sell securities for a variety of other reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

    The fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index at the time of purchase. As of March 31, 2002, the Russell 2000 Index included companies with market capitalizations between $1.12 million and $3.38 billion.

    Some companies may outgrow the definition of a small company after the fund has purchased their securities. These companies continue to be considered small for purposes of the fund's minimum 80% allocation to small company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.

-    PORTFOLIO INVESTMENTS

    The fund invests primarily in:

  - common stocks

  - preferred stocks

  - securities convertible into common stocks

  - securities such as warrants, whose values are based on common stock

    The fund may also invest up to 10% of its assets in foreign securities. To a limited extent, the fund may also engage in other investment practices.

-    RISK FACTORS

    The fund's principal risk factors are:

    - market risk

    - non-diversified status

    - special-situation companies

    - start-up and other small companies

    The value of your investment generally will fluctuate in response to stock-market movements. The fund's performance will largely depend upon the performance of small capitalization stocks, which may be more volatile than the overall stock market. Investing in start-up and other small companies may expose the fund to increased market, information and liquidity risks. These risks are defined in "More About Risk."

    Small companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize.

    Compared to a diversified mutual fund, a non-diversified fund may invest a greater portion of its assets in the securities of fewer issuers. Because this fund is non-diversified, its share price might fluctuate more than it would for a diversified fund. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

-    PORTFOLIO MANAGEMENT

    Elizabeth B. Dater and Roger M. Harris manage the fund. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

    As the fund has not yet commenced operations, no financial information is available as of the date of this PROSPECTUS.

                      PRIOR PERFORMANCE INFORMATION OF CSAM

The bar chart and table below illustrate the performance of a composite of certain private accounts ("Accounts") managed by CSAM, the investment adviser to the fund. For more information about CSAM, see "The Management Firm." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the fund. The fund has been in operation for less than one year.

Unlike management of the private accounts included in the composite, CSAM's management of the fund is subject to certain regulatory restrictions (E.G., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the fund and cause it to differ from that of the composite described below.

CSAM composite results represent the performance of the Accounts net of fees and other expenses, and does not reflect the imposition of sales charges of the fund. The composite results do not represent the performance of the fund, and should not be considered an indication of future performance of the fund or a substitute for that performance.

Calendar Year Total Return


                  1997       1998         1999      2000    2001
COMPOSITE         22.21%     (10.37%)     61.01%    22.69%   1.00%
RUSSELL 2000      22.36%      (2.55%)     21.26%    (3.02%)  2.49%
INDEX


                         AVERAGE ANNUAL TOTAL RETURN


                                                                    SINCE 11/1/96
PERIOD ENDED 12/31/01:       ONE YEAR*   THREE YEARS   FIVE YEARS  (INCEPTION DATE)
COMPOSITE                      1.00%        25.87%        16.92%      16.78%
RUSSELL 2000                   2.49%         6.41%         7.52%       8.65%
INDEX


*Total return for the period 1/1/02 -6/30/02: -3.71%

As of June 30, 2002, the total assets of Accounts represented in the composite were approximately $ 240.56 million. The composite is compared to the performance of the Russell 2000 Index, which is an unmanaged index (with no defined investment objective) of approximately 2000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company. The information provided above for both the composite and the Index reflect the reinvestment of dividends and distributions. Unlike the Index performance information, however, the performance of the composite is net of fees and other expenses applicable to the Accounts, and does not reflect the imposition of sales charges of the fund. The fund's expenses are expected to be higher than those of the Accounts and may adversely affect the performance of the fund and cause it to differ from that of the composite. The composite results are not required to be, and were not calculated in accordance with, SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. Past performance is not an indication of future results.

                                 MORE ABOUT RISK

-    INTRODUCTION

    A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

    The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

-    TYPES OF INVESTMENT RISK

    The following risks are referred to throughout this Prospectus.

    ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

    CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

    CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

    CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

    EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

     - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

    EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

    INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

    INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

    LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

    MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

    OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

    POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

    PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

    REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or a portfolio's performance.

    VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

+     Permitted without limitation; does not indicate actual use

/20%/ ITALIC TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

*     Permitted, but not expected to be used to a significant extent

--    Not permitted

INVESTMENT PRACTICE                                                                     LIMIT
BORROWING The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. SPECULATIVE EXPOSURE RISK.                            33 1/3%

CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) CORRELATION, CREDIT, CURRENCY, HEDGED EXPOSURE, LIQUIDITY,
POLITICAL, VALUATION RISKS.                                                                 *

EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. ACCESS, CURRENCY, INFORMATION,
LIQUIDITY, MARKET, OPERATIONAL, POLITICAL, VALUATION RISKS.                                 *

EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. LIQUIDITY, MARKET, VALUATION RISKS.                             +

FOREIGN SECURITIES Securities of foreign issuers. May include depositary receipts.
CURRENCY, INFORMATION, LIQUIDITY, MARKET, POLITICAL, VALUATION RISKS.                      10%

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) CORRELATION, CURRENCY, HEDGED EXPOSURE, INTEREST-RATE, MARKET,
SPECULATIVE EXPOSURE RISKS.(2)                                                              *

INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. CREDIT, INTEREST-RATE, MARKET
RISKS.                                                                                     20%

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. CREDIT,
EXTENSION, INTEREST-RATE, LIQUIDITY, PREPAYMENT RISKS.                                      *

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. CREDIT, INTEREST-RATE, MARKET,
REGULATORY RISKS.                                                                           *

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. CREDIT, INFORMATION, INTEREST-RATE, LIQUIDITY, MARKET,
VALUATION RISKS.                                                                          /5%/

INVESTMENT PRACTICE                                                                      LIMIT
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) CORRELATION, CREDIT, HEDGED
EXPOSURE, LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                                    *

PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in enterprises they own or control. ACCESS, CURRENCY, INFORMATION,
LIQUIDITY, OPERATIONAL, POLITICAL, VALUATION RISKS.                                         *

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income-producing real-estate-related loans or interests. CREDIT,
INTEREST-RATE, MARKET RISKS.                                                                *

RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with restrictions on trading, or those not actively traded. May include private placements.
LIQUIDITY, MARKET, VALUATION RISKS.                                                        15%

SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as
collateral. CREDIT, LIQUIDITY, MARKET RISKS.                                           33 1/3%

SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions.
LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                                             10%

SHORT SALES "AGAINST THE BOX" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. LIQUIDITY,
MARKET, SPECULATIVE EXPOSURE RISKS.                                                        10%

SHORT-TERM TRADING Selling a security shortly after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains distributions could raise shareholders' income tax
liability.                                                                                  *

SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special situation do not
materialize. INFORMATION, MARKET RISKS.                                                     +

START-UP AND OTHER SMALL COMPANIES Companies with small relative market capitalizations, including those with continuous operations of less than three
years. INFORMATION, LIQUIDITY, MARKET, VALUATION RISKS.                                     +

STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.
CREDIT, CURRENCY, INFORMATION, INTEREST-RATE, LIQUIDITY, MARKET, POLITICAL,
SPECULATIVE EXPOSURE, VALUATION RISKS.                                                      *

TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent
the fund from achieving its goal.                                                           *

WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                             10%

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                                   /20%/

ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and
maturity value. INTEREST-RATE, MARKET RISKS.                                                *

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS

The day-to-day portfolio management of the fund is the responsibility of the following individuals:

ELIZABETH B. DATER, Managing Director, has been Co-Portfolio Manager of the fund since fund inception. She came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus), where she served as the director of research from 1984 through 1988, Ms. Dater, who joined Warburg Pincus in 1978, holds a B.A. in Fine Arts from Boston University.

ROGER M. HARRIS, Director, has been Co-Portfolio Manager of the fund since fund inception. Mr. Harris joined Warburg Pincus in 1996 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a portfolio manager and research analyst at Centennial Associates and Spears, Benzak, Salomon & Farrell, and a vice president in charge of listed derivatives sales at both Donaldson, Lufkin & Jenrette and Smith Barney, Harris Upham. Mr. Harris holds a B.A. in Managerial Economics from Union College and an M.B.A. from the Harvard Graduate School of Business.

            Job titles indicate position with the investment adviser.

                              MORE ABOUT YOUR FUND

-    SHARE VALUATION

    The net asset value (NAV) of each class of the fund is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the total assets of each class of the fund, less its liabilities, by the number of shares outstanding in each class.

    The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board of Directors determines that using this method would not reflect an investment's value.

    Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

-    DISTRIBUTIONS

    As a fund investor, you will receive distributions.

    The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

    The fund typically distributes dividends annually. The fund typically distributes capital gains annually, usually in December.

    Distributions may be reinvested in additional shares without any initial or deferred sales charge.

    Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker dealer, financial intermediary or financial institution (each a "financial representative") or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

-    TAXES

    As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

    As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings it distributes to shareholders.

    Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources are generally taxed as ordinary income. The fund will mostly make capital-gain distributions, which could be short-term or long-term.

    If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you may receive a portion of the money you just invested in the form of a taxable distribution.

    The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

TAXES ON TRANSACTIONS

    Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

-    STATEMENTS AND REPORTS

    The fund produces financial reports, which include among other things, a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-927-2874.

                           CHOOSING A CLASS OF SHARES

    This prospectus offers you a choice of three classes of shares: Classes A, B and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

  - Class A shares may be a better choice than Class B or C if you are investing for the long term, especially if you are eligible for a reduced sales charge

  - Class B and C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

  - Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A or Class B shares, but they have higher annual expenses

    We describe Class A, B and C shares in detail in "OTHER SHAREHOLDER INFORMATION." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative. Your financial representative may receive different compensation depending on the class you choose.

                                  MAIN FEATURES
Class A     -  Initial sales charge of up to 5.75%

            -  Lower sales charge for large purchases

            - No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

            -  Lower annual expenses than Class B or C becuse of lower 12b-1 fee

Class B     -  No initial sales charge

            - Deferred sales charge of up to 4.00% if you sell shares within 4 years of purchase

            -  Deferred sales charge declining to zero after 4 years

            -  Higher annual expenses than Class A shares because of higher
               12b-1 fee

            - Automatic conversion to Class A shares after 8 years, reducing future annual expenses

Class C     -  No initial sales charge

            - Deferred sales charge of 1.00% if you sell shares during the first year of purchase

            -  Higher annual expenses than Class A shares because of higher
               12b-1 fee

            - No conversion to Class A shares, so annual expenses remain higher

                            BUYING AND SELLING SHARES

-    OPENING AN ACCOUNT

    You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

-    BUYING AND SELLING SHARES

    The fund is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the NYSE (currently 4 p.m. ET) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means your financial representative has received a completed purchase application and payment for shares (as described in this PROSPECTUS).

    The minimum initial investment in the fund is $2,500, and the minimum for additional investments is $100. Your financial representative may have different minimum investment or account requirements. The maximum investment amount in Class B shares is $250,000 and the maximum investment amount in Class C shares is $1,000,000.

    You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the net asset value per share, next computed following the receipt by your financial representative of your request in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the net asset value and deducted from your redemption. The value of your shares may be more or less than your investment depending on the net asset value of your fund on the day you redeem.

-   EXCHANGING SHARES

    You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current PROSPECTUS for the new fund.

    FOR MORE INFORMATION REGARDING BUYING, SELLING OR EXCHANGING SHARES, CONTACT YOUR FINANCIAL REPRESENTATIVE OR CALL THE TRANSFER AGENT AT 1-800-927-2874.

                              SHAREHOLDER SERVICES

-   AUTOMATIC SERVICES

    Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

    For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

    For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

-   TRANSFERS/GIFTS TO MINORS

    Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

-    TRANSACTION DETAILS

    You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

    Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or ACH transfer does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

    Uncashed redemption or distribution checks do not earn interest.

-    SPECIAL SITUATIONS

    The fund reserves the right to:

- refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders

- change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

- impose minimum investment amounts after 15 days' notice to current investors of any increases

-  charge a wire-redemption fee

- make a "redemption in kind"-payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt fund operations

- suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

- modify or waive its minimum investment requirements, including investments through certain financial representatives and through retirement plan programs (no minimum)

- stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                         OTHER SHAREHOLDER INFORMATION

-    CLASSES OF SHARES AND SALES CHARGES

    Class A, B and C shares are identical in all respects except that (i) each class bears different distribution service fees and sales charges, (ii) each class has different exchange privileges and (iii) only Class B shares have a conversion feature. Class A, Class B and Class C shareholders have exclusive voting rights relating to their respective class' 12b-1 Plan.

-    CLASS A SHARES

OFFERING PRICE:

    The offering price for Class A shares (with a sales charge) is NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE -- CLASS A

                                                       AS A % OF       COMMISSION TO FINANCIAL
                                  AS A % OF AMOUNT      OFFERING      REPRESENTATIVE AS A % OF
      AMOUNT PURCHASED                INVESTED           PRICE            OFFERING PRICE
Less than $50,000                      6.10%              5.75%               5.00%
------------------------------------------------------------------------------------
$50,000 to less than $100,000          4.99%              4.75%               4.00%
------------------------------------------------------------------------------------
$100,000 to less than $250,000         3.90%              3.75%               3.00%
------------------------------------------------------------------------------------
$250,000 to less than $500,000         2.56%              2.50%               2.00%
------------------------------------------------------------------------------------
$500,000 to less than $1,000,000       2.04%              2.00%               1.75%
------------------------------------------------------------------------------------
$1,000,000 or more                        0*                 0                1.00%**
------------------------------------------------------------------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described under "Class A Limited CDSC") below).

** The distributor may pay a financial representative a fee of up to 1% as follows: 1% on purchases up to and including $3 million, .50% on the next $47 million, .25% on purchase amounts over $50 million.

    The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by an individual, his or her immediate family members and certain other related parties. For more information, contact your financial representative or consult the Statement of Additional Information.

    From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class A shares they are servicing.

THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

  (1) investment advisory clients of CSAM;

  (2) an agent or broker of a dealer that has a sales agreement with the distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

  (3) shares purchased by registered investment advisers ("RIAs") on behalf of fee-based accounts or by broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

  (4) shares purchased for 401(k) Plans, 403(B) Plans and 457 Plans; and employee benefit plans sponsored by an employer; pension plans;

  (5) Class B shares which are automatically converted to Class A shares; and

  (6) Class A shares acquired when dividends and distributions are reinvested in the fund.

    IF YOU WANT TO LEARN ABOUT ADDITIONAL WAIVERS OF CLASS A INITIAL SALES CHARGES, CONTACT YOUR FINANCIAL REPRESENTATIVE OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION.

REDUCED INITIAL SALES CHARGES ARE AVAILABLE TO PARTICIPANTS IN THE FOLLOWING
PROGRAMS:

    LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent to the fund's distributor or transfer agent, you may purchase Class A shares of the fund over a 13-month period at the reduced sales charge, which applies to the aggregate amount of the intended purchases stated in the Letter. The Letter only applies to purchases made up to 90 days before the date of the Letter; and the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included.

    RIGHT OF ACCUMULATION. For investors who already have an account with any Credit Suisse Fund, reduced sales charges based upon the above sales charge schedules are applicable to purchases of shares of the fund described in this Prospectus. The sales charge on each purchase is determined by adding the current net asset value of all the classes of shares the investor currently holds to the amount being invested. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

    The reduced sales charge is applicable only to current purchases. The transfer agent must be notified at the time of subsequent purchases that the account is eligible for the Right of Accumulation.

    CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege, the transfer agent must be notified prior to your purchase.

    FOR PURPOSE OF THE LETTER OF INTENT, RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES, YOUR PURCHASES WILL BE COMBINED WITH PURCHASES OF YOUR IMMEDIATE FAMILY MEMBERS.

    REINSTATEMENT PRIVILEGE. The Reinstatement Privilege permits shareholders to reinvest the proceeds provided by a redemption of the fund's Class A shares within 30 days from the date of redemption without an initial sales charge. The transfer agent must be notified prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a CDSC paid to the distributor will be eligible for reimbursement at the current net asset value of the applicable fund if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

    CLASS A LIMITED CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 18 months of purchase, if such purchases were made at net asset value on a purchase of $1,000,000 or more and the distributor paid any commission to the financial representative.

    The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

- the net asset value at the time of purchase of the Class A shares being redeemed; or

-  the net asset value of such Class A shares at the time of redemption.

    For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares even if those shares are later exchanged, and in the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund's automatic withdrawal plan under the same circumstances as outlined in item (3) below related to the waiver of the CDSC on Class B shares.

-   CLASS B SHARES

   You may choose to purchase Class B shares at the fund's net asset value, although such shares may be subject to a CDSC when you redeem your investment. The CDSC does not apply to investments held for more than four years. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest.

   Where the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table below. When determining the length of time you held shares and the corresponding CDSC, any period during which you held shares of a fund that does not charge a CDSC will not be counted. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the shares identified for redemption.

         YEAR AFTER PURCHASE                CDSC PERCENTAGE
                1st                                 4%
--------------------------------------------------------------------------------
                2nd                                 3%
--------------------------------------------------------------------------------
                3rd                                 2%
--------------------------------------------------------------------------------
                4th                                 1%
--------------------------------------------------------------------------------
           After 4th year                         None
--------------------------------------------------------------------------------

   Financial representatives selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. They also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class B shares they are servicing.

THE CDSC ON CLASS B SHARES WILL BE WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

   (1) shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

   (2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

   (3) redemptions made pursuant to the fund's automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

   (4) A redemption related to required minimum distributions from retirement plans or accounts at age 70 1/2, which are required without penalty pursuant to the Internal Revenue Code; and

   (5) Class B shares acquired when dividends and distributions are reinvested in the fund.

    Redemptions effected by the fund pursuant to its right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC. In addition, Class B shares held for eight years after purchase will be automatically converted into Class A shares and accordingly will no longer be subject to the CSDC, as follows:

 CLASS B SHARES                                WHEN CONVERTED TO CLASS A
 Shares issued at initial purchase             Eight years after the date of purchase

 Shares issued on reinvestment of              In the same proportion as the number of Class B
 dividends and distributions                   shares converting is to total Class B shares you
                                               own (excluding shares issued as a dividend)

 Shares issued upon exchange from              On the date the shares originally acquired
 another Credit Suisse Warburg Pincus Fund     would  have converted into Class A shares

    REINSTATEMENT PRIVILEGE. If you redeemed shares of a Credit Suisse Warburg Pincus Fund in the past 30 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charges, if the distributor is notified.

-    CLASS C SHARES

    You may choose to purchase Class C shares at the fund's net asset value, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Warburg Pincus Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be applied in the same manner as the CDSC on Class B shares and waived under the circumstances that would result in a waiver of the CDSC on Class B shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

     Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell, as well as an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

                               OTHER INFORMATION

-   ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for making the fund available to you.

   The fund has adopted 12b-1 Plans for Class A, B and C shares pursuant to the rules of the Investment Company Act of 1940. These plans allow each fund to pay distribution and service fees for the sale and servicing of Classes A, B and C of the fund's shares. Since these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

   Distribution and service fees on Class A, B and C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

   The expenses incurred by the distributor under the 12b-1 Plans for Class A, B and C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

                              FOR MORE INFORMATION

   More information about this fund is available free upon request, including the following:

-   ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The ANNUAL REPORT also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

-   OTHER INFORMATION

   A current STATEMENT OF ADDITIONAL INFORMATION (SAI) which provides more details about the fund is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

   You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Funds to obtain, without charge, the SAI, ANNUAL and SEMIANNUAL REPORTS, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:

   800-927-2874

BY FACSIMILE:

   888-606-8252

BY MAIL:

   Credit Suisse Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:

   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Funds
   66 Brooks Drive
   Braintree, MA 02171

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:
Credit Suisse Strategic
Small Cap Fund                  811-10435

P.O. BOX 9030, BOSTON, MA 02205-9030

800-927-2874 - www.CreditSuisseFunds.com

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR             -1-  02

                                     Part B

                      Statement of Additional Information



     The Statement of Additional Information is incorporated by reference to Part B of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on May 3, 2002 (Accession Number:
0000912057-02-018417).

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS


a  (1)   Articles of Incorporation. (1)

   (2)   Articles of Amendment.(2)

b  (1)   By-Laws. (1)

   (2)   Amendment to By-Laws.(2)

c        Registrant's Form of Stock Certificate.(2)

d        Form of Investment Advisory Agreement.(2)

e Form of Distribution Agreement with Credit Suisse Asset Management Securities, Inc.("CSAMSI").(2)


f        Not applicable.


g  (1)  Custodian Agreement with State Street Bank and Trust Company. (3)

   (2) Amendment to Custodian Agreement with State Street Bank and Trust Company ("State Street") dated April 26, 2001. (4)

   (3)   Amendment to Custodian Agreement with State Street dated
         May 16, 2001. (4)

   (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001.( 4)

   (5)   Form of Letter Agreement with State Street.(2)


--------
(1) Filed as part of Registrant's initial registration statement on July 3, 2001.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on May 3, 2002 (Securities Act File No. 333-64554).

(3) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(4) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

h  (1)   Transfer Agency and Service Agreement with Boston Financial Data
         Services, Inc. ("BFDS"). (5)

   (2)   Form of Co-Administration Agreement with CSAMSI.(2)

   (3)   Co-Administration Agreement with State Street.(2)

i  (1)   Opinion and Consent of Willkie Farr & Gallagher, counsel to the
         Fund. (6)

   (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund. (6)

j  (1)   Consent of PricewaterhouseCoopers LLP. (6)

   (2)   Powers of Attorney.(2)

k        Not applicable.


l        Form of Purchase Agreement.(2)

m   (1)  Form of Class A Distribution Plan.(2)

    (2)  Form of Class B Distribution Plan.(2)

    (3)  Form of Class C Distribution Plan.(2)

n        Form of 18f-3 Plan.(2)


o        Not applicable.


p        Amended Form of Code of Ethics. (7)

------------
(5) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

(6)      To be filed by later amendment.

(7) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on April 5, 2002 (Securities Act File No. 33-58125).

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25. INDEMNIFICATION

                  Registrant, officers and directors of CSAM, LLC, of Credit Suisse Asset Management Securities Inc. ("CSAM Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

                  Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

                  Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

                  Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of

Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801- 37170).

Item 27.          PRINCIPAL UNDERWRITER


                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Select Funds; Credit Suisse Global Financial Services Fund; Credit Suisse Global New Technologies Fund; Credit Suisse Global Technology Fund; Credit Suisse Growth Fund; Credit Suisse Balanced Fund; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Growth Fund; Credit Suisse Emerging Markets Fund; Credit Suisse European Equity Fund; Credit Suisse Fixed Income Fund; Credit Suisse Focus Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Health Sciences Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse Investment Grade Bond Fund; Credit Suisse International Focus Fund; Credit Suisse International Equity Fund; Credit Suisse International Small Company Fund; Credit Suisse Institutional Services Fund; Credit Suisse Japan Growth Fund; Credit Suisse Japan Small Cap Fund; Credit Suisse Long-Short Market Neutral Fund; Credit Suisse Municipal Bond Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Trust; Credit Suisse Trust II; Credit Suisse Strategic Value Fund; Credit Suisse WorldPerks Money Market Fund and Credit Suisse WorldPerks Tax Free Money Market Fund.


                  (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities under the Securities Exchange Act of 1934.

                  (c) None.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS


            (1) Credit Suisse Strategic Small Cap Fund, Inc.
                466 Lexington Avenue
                New York, New York  10017- 3147
                (Fund's articles of incorporation, by- laws and minute books)


            (2) Credit Suisse Asset Management Securities, Inc.
                466 Lexington Avenue
                New York, New York 10017-3147
                (records relating to its functions as co-administrator and distributor)


            (3)  State Street Bank and Trust Company
                 225 Franklin Street
                 Boston, Massachusetts  02110
                 (records relating to its functions as co-administrator and custodian)


            (4) Credit Suisse Asset Management, LLC
                466 Lexington Avenue
                New York, New York 10017-3147
                (records relating to its functions as investment adviser)


            (5)  Boston Financial Data Services, Inc.
                 2 Heritage Drive
                 North Quincy, Massachusetts  02177
                 (records relating to its functions as transfer agent and dividend disbursing agent).


Item 29.    MANAGEMENT SERVICES

            Not applicable.

Item 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 9th day of July, 2002.

                                         CREDIT SUISSE STRATEGIC SMALL CAP FUND,
                                         INC.

                                         By:/s/ Laurence Smith
                                            ------------------------------------
                                            Laurence Smith
                                            Chairman (Chief Executive Officer)

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                             Title                        Date

/s/Laurence Smith                     Chairman (Chief              July 9, 2002
Laurence Smith                        Executive Officer)

/s/Michael A. Pignataro               Treasurer and
Michael A. Pignataro                  Chief Financial Officer      July 9, 2002


*                                     Director                     July 9, 2002
William W. Priest

*                                     Director                     July 9, 2002
Richard H. Francis

*                                     Director                     July 9, 2002
Jack W. Fritz

*                                     Director                     July 9, 2002
Jeffrey E. Garten

*                                     Director                     July 9, 2002
James S. Pasman

*                                     Director                     July 9, 2002
Steven N. Rappaport

*                                     Director                     July 9, 2002
Peter F. Krogh

* By /s/ Michael A. Pignataro
     ----------------------------------------
     Michael A. Pignataro as Attorney-in-Fact